Segment Information (Total Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total assets	$ 188,039	$ 184,537
Separate account assets	97,780	86,114
Separate account liabilities	97,780	86,114
Retail [Member]
Segment Reporting Information [Line Items]
Total assets	146,515	136,074
Separate account assets	95,692	84,106
Separate account liabilities	95,692	84,106
Corporate Benefit Funding [Member]
Segment Reporting Information [Line Items]
Total assets	30,822	33,140
Separate account assets	2,088	2,008
Separate account liabilities	2,088	2,008
Corporate & Other [Member]
Segment Reporting Information [Line Items]
Total assets	10,702	15,323
Separate account assets	0	0
Separate account liabilities	$ 0	$ 0